Income Taxes - Income from Continuing Operations before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic					$ 124,441	$ 149,417	$ 138,410
Foreign					18,793	19,955	28,013
Income from continuing operations before income taxes	$ 55,715	$ 45,390	$ 103,370	$ 82,879	$ 143,234	$ 169,372	$ 166,423